PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
4.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, consist of the following:

	At December 31,
	2013	2014
	$	$

Buildings	62,472,729	63,695,930
Plant and machinery	144,361,757	158,824,781
Furniture, fixtures and equipment	14,117,389	14,733,578
Motor vehicles	1,665,289	1,616,276

	222,617,164	238,870,565
Less: Accumulated depreciation	(88,912,568)	(107,510,326)

	133,704,596	131,360,239
Construction in process	89,919,590	95,439,441

Property, plant and equipment, net	223,624,186	226,799,680

Depreciation expense was $16,382,485 , $20,014,581 and $19,487,405 for the years ended December 31, 2012, 2013 and 2014, respectively.

Construction in progress primarily represents the construction of a research and development building that includes several new production lines and the machinery under installation.